RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
17.   RELATED PARTY TRANSACTIONS

In the years ended December 31, 2011, 2010 and 2009, Frontline has provided management services to the Company pursuant to a management agreement which is effective until termination by either party upon 30 days prior written notice.

SeaTeam Singapore Pte. Limited, a majority owned subsidiary of Frontline, became the technical manager of the Ulriken on December 7, 2010. Balances owed by SeaTeam Singapore Pte. Limited relate to advance payments made with respect to technical management expenses.

A summary of net amounts incurred from related parties for the years ended December 31, 2011, 2010 and 2009 are as follows:

(in thousands of $)	2011	2010	2009
Management fee expense - Frontline Ltd.	50	50	50
Technical management fee – SeaTeam Singapore Pte. Limited	218	-	-

Amounts due from related parties at December 31 are as follows;

(in thousands of $)	2011	2010
SeaTeam Singapore Pte. Limited	157	-
ITCL	1,829	-
	1,986	-

An amount of $1.8 million was advanced to ITCL at December 31, 2011 to fund the operating expenses of the Vessel.

Amounts due to related parties at December 31 are as follows;

(in thousands of $)	2011	2010
SeaTeam Singapore Pte. Limited	-	19
ITCL	-	1,095
Frontline Ltd.	46	46
	46	1,160

An amount of $1.1 million is owed to ITCL at December 31, 2010, mainly in respect of monies advanced by ITCL to an operating account to be used for the funding of operating expenses of the Vessel.